GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 24,756	$ 21,732
Accumulated amortization	19,686	16,604
Intangible assets, net	5,070	5,128
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	14,939	12,625
Accumulated amortization	10,979	8,814
Weighted average amortization period (years)	6 years
Customer Relationships And Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	9,817	9,107
Accumulated amortization	$ 8,707	$ 7,790
Weighted average amortization period (years)	10 years